Short Term Loans From Banks and Others (Details) - Short Term Loans From Banks and Others - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short Term Loans From Banks and Others [Line Items]
Credit from banks and others	$ 145,973	$ 157,882
Current maturities of long-term loans from banks and other financial institutions [Member]
Short Term Loans From Banks and Others [Line Items]
Interest rate %	1.4 - Prime + 1.5
Currency	NIS
Credit from banks and others	$ 66,356	78,883
Commercial securities not listed [Member]
Short Term Loans From Banks and Others [Line Items]
Interest rate %	Prime -1
Currency	NIS
Credit from banks and others	$ 55,142	56,834
Short-term bank loans and credit line [Member]
Short Term Loans From Banks and Others [Line Items]
Interest rate %	3.4 - 6.8
Currency	NIS and USD
Credit from banks and others	$ 9,533	13,168
Current maturities of long-term loans from banks [Member]
Short Term Loans From Banks and Others [Line Items]
Interest rate %	7.5 – 8.1
Currency	NIS Linked to USD
Credit from banks and others	$ 13,208	8,908
Short-term interest on long-term loans from banks and other financial institutions [Member]
Short Term Loans From Banks and Others [Line Items]
Interest rate %	3.4 – 8.1
Currency	NIS and USD
Credit from banks and others	$ 1,734	$ 89